Long-Term Debt (Narrative) (Details)	12 Months Ended	41 Months Ended	59 Months Ended
	Dec. 31, 2015 EUR (€) mo	Jun. 06, 2019 EUR (€)	Nov. 30, 2020 EUR (€)
Long-term Debt 8	€ 450,000
Long-term Debt 9	€ 391,000
Long-term Debt 11 | mo	1
Long-term Debt 12	4.50%
Long-term Debt 14 | mo	1
Long-term Debt 15	4.50%
ITALY [Member]
Initial Amount		€ 242,000
GERMANY [Member]
Interest rate			€ 2.49